Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 175,070	$ 156,591
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,140	1,517
Financial liabilities, at fair value	(1,722)	(1,831)
Notional amount	61,680	60,707
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5	0
Financial liabilities, at fair value	(2)	(208)
Notional amount	278	616
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15	31
Financial liabilities, at fair value	(20)	(1)
Notional amount	834	808
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,160	1,548
Financial liabilities, at fair value	(1,744)	(2,040)
Notional amount	$ 62,792	$ 62,131